Commitments and Contigencies (Details)			1 Months Ended						3 Months Ended	12 Months Ended
	Feb. 02, 2022 USD ($) m²	Dec. 09, 2020 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 USD ($)	Apr. 29, 2019 shares	Jan. 31, 2019 shares	Jul. 27, 2018 USD ($) shares	Apr. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Commitments and Contigencies (Details) [Line Items]
Acquired advanced shares of common stock (in Shares) | shares								1,250,000
Acquired advanced shares of common stock value								$ 2,500,000
Annual salary									$ 210,000
Percentage of performance bonus									3.50%	3.50%
Initial license fee payment		$ 50,000	$ 57,000	$ 50,000	$ 50,000
Other commitments term, description										The Company had entered into a prior agreement, dated November 13, 2020, with BPM Inno Ltd., Kiryat, Israel (“BPM”), that, in consideration of BPM’s introduction of Rambam to the Company, provided for BPM to have the rights as the exclusive of agent of the Company with Rambam and any other parties similarly introduced by BPM, and for a commission payable to BPM by the Company of 4.5% of revenues received by the Company resulting from the introduction of Rambam (and any other companies as to which the exclusive agency of BPM was in effect), and for BPM’s payment of a royalty to Rambam. If the Company fails to commercialize the medical products subject to the License Agreement with Rambam within 36 months, under the November 13, 2020 agreement, BPM and the Company would share 50/50 in the revenues generated from sales of the licensed products from Rambam. This agreement further provides that it will be effective for a period of 10 years, with either party having the right to terminate on notice given 30 days prior to the desired termination, and also provided for certain territorial distribution rights of BPM as are set forth in the March 10, 2021 Distribution Agreement between the Company and BPM.
Purchase commitment, description									The estimated cost to complete the feasibility Workplan is approximately $1.7 million and the timing to complete will be between eight to twelve months. Nutriband made an advance deposit of $250,000 in January 2022, to be applied against the final invoice. The Workplan has commenced in February 2022, and the parties believe the Workplan will be completed in the time estimated in the agreement.
Deposit									$ 250,000	$ 250,000
Acquired advanced shares of common stock value								$ 2,500,000			$ 6,085,180
Incurred expenses									36,000
Warehouse space (in Square Meters) | m²	12,000
Monthly rental	$ 3,000								87,235
Right of use assets	$ 94,134								98,192	19,043
Incremental percentage	9.00%
Lease agreement paid									9,000
Rent expense									7,844
Operating lease liability, long term									65,569
Operating liability									11,765
Kindeva Drug Delivery Agreement [Member]
Commitments and Contigencies (Details) [Line Items]
Purchase commitment, description										The agreement will remain in force until the earlier of: (1) the completion of the work and deliverables under the Workplan; or (2) two (2) years after the Effective Date, after which time the agreement will expire. The estimated cost to complete the feasibility Workplan is approximately $1.7 million and the timing to complete will be between eight to twelve months. Nutriband made an advance deposit of $250,000 in January 2022, to be applied against the final invoice. The Workplan has commenced in February 2022, and the parties believe the Workplan will be completed in the time estimated in the agreement.
Health Brands, Inc [Member]
Commitments and Contigencies (Details) [Line Items]
Acquired advanced shares of common stock (in Shares) | shares						1,250,000
Defendants [Member]
Commitments and Contigencies (Details) [Line Items]
Shares cancelled (in Shares) | shares							50,000
Chief Executive Officer [Member]
Commitments and Contigencies (Details) [Line Items]
Annual salary										$ 250,000
Annual salary									$ 250,000
Chief Financial Officer [Member]
Commitments and Contigencies (Details) [Line Items]
Annual salary										$ 210,000